Property and equipment, net (Details) - Schedule of property and equipment net - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 13,346,497	$ 13,117,991
Less: Accumulated depreciation and amortization	(8,722,333)	(4,384,968)
Capital work in progress	34,415
Property, plant and equipment, net	4,658,579	8,733,023
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	387,267	269,279
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	90,111	96,808
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	194,715	77,212
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	2,668	2,956
Servers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 12,671,736	$ 12,671,736